SCHEDULE OF BASIC AND DILUTED LOSS PER SHARE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2024		Sep. 30, 2023
Earnings Per Share [Abstract]
Net loss	$ (1,828,721)	$ (751,881)	$ (3,989,276)		$ (4,483,195)
Weighted average common shares outstanding, basic	551,503	551,503	551,503	[1]	508,813	[1]
Weighted average common shares outstanding, diluted	551,503	551,503	551,503	[1]	508,813	[1]
Diluted loss per share	$ (3.32)	$ (1.36)	$ (7.23)		$ (8.81)
Basic loss per share	$ (3.32)	$ (1.36)	$ (7.23)		$ (8.81)

[1]	The number of shares has been restated to reflect the 4:1 reverse stock split effective on October 23, 2023 (Note 1). All historical share and per share amounts reflected in this report have been adjusted to reflect the reverse stock split.